UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-05482

Deutsche High Income Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 11/30

Date of reporting period: 8/31/2015

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of August 31, 2015 (Unaudited)

Deutsche High Income Trust

		Principal Amount ($) (a)	Value ($)
Corporate Bonds 118.0%
Consumer Discretionary 24.0%
1011778 BC ULC, 144A, 4.625%, 1/15/2022		170,000	170,850
Ally Financial, Inc.:
3.25%, 2/13/2018		1,125,000	1,119,375
3.5%, 1/27/2019		885,000	885,000
4.125%, 3/30/2020		370,000	370,999
AMC Entertainment, Inc., 5.875%, 2/15/2022		260,000	263,900
AMC Networks, Inc., 7.75%, 7/15/2021		90,000	96,075
AmeriGas Finance LLC:
6.75%, 5/20/2020		545,000	562,712
7.0%, 5/20/2022		415,000	430,563
APX Group, Inc., 6.375%, 12/1/2019		220,000	213,675
Asbury Automotive Group, Inc., 6.0%, 12/15/2024		665,000	693,262
Ashtead Capital, Inc., 144A, 6.5%, 7/15/2022		350,000	364,000
Ashton Woods U.S.A. LLC, 144A, 6.875%, 2/15/2021		350,000	327,250
Avis Budget Car Rental LLC:
144A, 5.25%, 3/15/2025		585,000	554,287
5.5%, 4/1/2023		800,000	793,248
Block Communications, Inc., 144A, 7.25%, 2/1/2020		445,000	447,225
Boyd Gaming Corp., 6.875%, 5/15/2023		200,000	205,500
Caleres, Inc., 144A, 6.25%, 8/15/2023		165,000	166,650
CCO Holdings LLC:
144A, 5.125%, 5/1/2023		525,000	525,000
144A, 5.375%, 5/1/2025		395,000	383,644
144A, 5.875%, 5/1/2027		660,000	646,800
6.5%, 4/30/2021		1,000,000	1,045,200
7.0%, 1/15/2019		54,000	55,755
Cequel Communications Holdings I LLC:
144A, 5.125%, 12/15/2021		710,000	650,537
144A, 6.375%, 9/15/2020		820,000	805,035
Clear Channel Worldwide Holdings, Inc.:
Series A, 6.5%, 11/15/2022		270,000	272,835
Series B, 6.5%, 11/15/2022		390,000	402,870
Series A, 7.625%, 3/15/2020		65,000	66,625
Series B, 7.625%, 3/15/2020		1,655,000	1,712,925
Cogeco Cable, Inc., 144A, 4.875%, 5/1/2020		25,000	25,516
CSC Holdings LLC:
5.25%, 6/1/2024		470,000	436,160
6.75%, 11/15/2021		1,000,000	1,048,750
Dana Holding Corp., 5.5%, 12/15/2024		245,000	240,713
Delphi Corp., 5.0%, 2/15/2023		305,000	317,200
DISH DBS Corp.:
4.25%, 4/1/2018		320,000	319,037
4.625%, 7/15/2017		190,000	194,038
5.0%, 3/15/2023		415,000	366,499
5.125%, 5/1/2020		1,400,000	1,372,000
6.75%, 6/1/2021		80,000	80,312
Dollar Tree, Inc.:
144A, 5.25%, 3/1/2020		1,340,000	1,403,650
144A, 5.75%, 3/1/2023		420,000	439,950
Fiat Chrysler Automobiles NV, 4.5%, 4/15/2020		470,000	470,235
Global Partners LP, 144A, 7.0%, 6/15/2023		320,000	297,600
Group 1 Automotive, Inc., 5.0%, 6/1/2022		560,000	555,800
HD Supply, Inc.:
144A, 5.25%, 12/15/2021		370,000	380,175
7.5%, 7/15/2020		130,000	138,775
Hot Topic, Inc., 144A, 9.25%, 6/15/2021		175,000	176,750
iHeartCommunications, Inc.:
9.0%, 12/15/2019		180,000	169,425
11.25%, 3/1/2021		75,000	68,719
Jaguar Land Rover Automotive PLC, 144A, 3.5%, 3/15/2020		1,275,000	1,217,625
Jo-Ann Stores Holdings, Inc., 144A, 9.75%, 10/15/2019		140,000	117,600
L Brands, Inc., 7.0%, 5/1/2020		185,000	211,825
Live Nation Entertainment, Inc.:
144A, 5.375%, 6/15/2022		60,000	60,150
144A, 7.0%, 9/1/2020		410,000	434,600
MDC Partners, Inc., 144A, 6.75%, 4/1/2020		265,000	262,681
Mediacom Broadband LLC:
5.5%, 4/15/2021		65,000	63,700
6.375%, 4/1/2023		465,000	462,675
Mediacom LLC, 7.25%, 2/15/2022		125,000	127,500
MGM Resorts International:
6.0%, 3/15/2023		375,000	380,625
6.75%, 10/1/2020		520,000	553,800
8.625%, 2/1/2019		580,000	647,976
Nielsen Finance LLC, 144A, 5.0%, 4/15/2022		185,000	182,456
Numericable-SFR:
144A, 4.875%, 5/15/2019		615,000	618,844
144A, 6.0%, 5/15/2022		920,000	920,000
Penske Automotive Group, Inc., 5.375%, 12/1/2024		885,000	887,212
Petco Animal Supplies, Inc., 144A, 9.25%, 12/1/2018		165,000	170,775
Pinnacle Entertainment, Inc., 6.375%, 8/1/2021		185,000	197,025
Quebecor Media, Inc., 5.75%, 1/15/2023		220,000	222,200
Sabre GLBL, Inc., 144A, 5.375%, 4/15/2023		30,000	29,400
Schaeffler Finance BV, 144A, 4.75%, 5/15/2023		475,000	457,187
Seminole Hard Rock Entertainment, Inc., 144A, 5.875%, 5/15/2021		140,000	138,950
Serta Simmons Bedding LLC, 144A, 8.125%, 10/1/2020		125,000	132,344
Sirius XM Radio, Inc., 144A, 5.875%, 10/1/2020		250,000	260,625
Spectrum Brands, Inc., 144A, 5.75%, 7/15/2025		165,000	169,950
Springs Industries, Inc., 6.25%, 6/1/2021		340,000	337,450
Starz LLC, 5.0%, 9/15/2019		175,000	175,438
Suburban Propane Partners LP, 5.75%, 3/1/2025		180,000	172,350
TRI Pointe Holdings, Inc., 4.375%, 6/15/2019		175,000	173,469
UCI International, Inc., 8.625%, 2/15/2019		125,000	102,500
Unitymedia Hessen GmbH & Co., KG, 144A, 5.5%, 1/15/2023		1,020,000	1,048,050
Viking Cruises Ltd.:
144A, 6.25%, 5/15/2025		330,000	325,050
144A, 8.5%, 10/15/2022		220,000	242,000
Ziggo Bond Finance BV, 144A, 5.875%, 1/15/2025		215,000	207,475
			34,444,608
Consumer Staples 2.4%
Chiquita Brands International, Inc., 7.875%, 2/1/2021		43,000	46,440
Cott Beverages, Inc.:
5.375%, 7/1/2022		535,000	525,637
6.75%, 1/1/2020		245,000	254,188
FAGE Dairy Industry SA, 144A, 9.875%, 2/1/2020		395,000	413,763
JBS Investments GmbH, 144A, 7.25%, 4/3/2024		615,000	619,612
JBS U.S.A. LLC:
144A, 5.75%, 6/15/2025		260,000	252,200
144A, 7.25%, 6/1/2021		630,000	657,562
Pilgrim's Pride Corp., 144A, 5.75%, 3/15/2025		245,000	250,513
Post Holdings, Inc., 144A, 6.75%, 12/1/2021		115,000	115,863
Roundy's Supermarkets, Inc., 144A, 10.25%, 12/15/2020		65,000	50,700
Smithfield Foods, Inc., 6.625%, 8/15/2022		11,000	11,701
The WhiteWave Foods Co., 5.375%, 10/1/2022		245,000	253,269
			3,451,448
Energy 15.8%
Antero Resources Corp.:
5.125%, 12/1/2022		430,000	389,240
5.375%, 11/1/2021		315,000	289,800
144A, 5.625%, 6/1/2023		250,000	227,500
Baytex Energy Corp.:
144A, 5.125%, 6/1/2021		90,000	76,680
144A, 5.625%, 6/1/2024		115,000	95,970
Berry Petroleum Co., LLC:
6.375%, 9/15/2022		220,000	112,200
6.75%, 11/1/2020		247,000	130,910
Blue Racer Midstream LLC, 144A, 6.125%, 11/15/2022		275,000	269,500
California Resources Corp.:
5.0%, 1/15/2020		1,035,000	814,855
5.5%, 9/15/2021		434,000	336,515
6.0%, 11/15/2024		170,000	126,055
Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023		330,000	297,000
Chaparral Energy, Inc., 7.625%, 11/15/2022		50,000	21,500
Chesapeake Energy Corp.:
5.75%, 3/15/2023		1,815,000	1,353,101
6.125%, 2/15/2021		60,000	46,463
6.625%, 8/15/2020		315,000	251,213
Concho Resources, Inc., 5.5%, 4/1/2023		690,000	681,658
Continental Resources, Inc., 3.8%, 6/1/2024		110,000	92,534
Crestwood Midstream Partners LP:
6.125%, 3/1/2022		190,000	172,900
144A, 6.25%, 4/1/2023		120,000	108,600
Endeavor Energy Resources LP:
144A, 7.0%, 8/15/2021		645,000	603,210
144A, 8.125%, 9/15/2023		390,000	378,300
EP Energy LLC, 6.375%, 6/15/2023		295,000	250,750
EV Energy Partners LP, 8.0%, 4/15/2019		1,150,000	828,000
Gulfport Energy Corp., 144A, 6.625%, 5/1/2023		130,000	120,900
Hilcorp Energy I LP:
144A, 5.0%, 12/1/2024		225,000	194,648
144A, 5.75%, 10/1/2025		465,000	418,500
Holly Energy Partners LP, 6.5%, 3/1/2020		125,000	118,773
Ithaca Energy, Inc., 144A, 8.125%, 7/1/2019		200,000	160,000
Kinder Morgan Finance Co., LLC, 144A, 6.0%, 1/15/2018		450,000	481,171
Laredo Petroleum, Inc., 6.25%, 3/15/2023		370,000	338,550
Linn Energy LLC, 6.25%, 11/1/2019		140,000	54,600
MEG Energy Corp.:
144A, 6.5%, 3/15/2021		240,000	200,520
144A, 7.0%, 3/31/2024		695,000	568,162
Memorial Resource Development Corp., 5.875%, 7/1/2022		225,000	204,750
Murphy Oil U.S.A., Inc., 6.0%, 8/15/2023		350,000	360,500
Newfield Exploration Co.:
5.375%, 1/1/2026		190,000	176,700
5.75%, 1/30/2022		225,000	221,906
Northern Oil & Gas, Inc., 8.0%, 6/1/2020		665,000	505,400
Oasis Petroleum, Inc.:
6.875%, 3/15/2022		740,000	614,200
6.875%, 1/15/2023		260,000	205,400
Parsley Energy LLC, 144A, 7.5%, 2/15/2022		50,000	49,000
Range Resources Corp., 144A, 4.875%, 5/15/2025		265,000	238,500
Regency Energy Partners LP:
5.0%, 10/1/2022		150,000	146,942
5.875%, 3/1/2022		35,000	36,017
Rice Energy, Inc., 144A, 7.25%, 5/1/2023		60,000	55,800
RSP Permian, Inc., 144A, 6.625% , 10/1/2022		730,000	715,400
Sabine Pass Liquefaction LLC:
5.625%, 2/1/2021		740,000	728,900
5.625%, 4/15/2023		165,000	160,256
144A, 5.625%, 3/1/2025		310,000	299,731
5.75%, 5/15/2024		1,020,000	997,050
SESI LLC, 7.125%, 12/15/2021		430,000	428,994
Seven Generations Energy Ltd., 144A, 6.75%, 5/1/2023		100,000	92,000
Sunoco LP:
144A, 5.5%, 8/1/2020		195,000	194,025
144A, 6.375%, 4/1/2023		185,000	185,925
Talos Production LLC, 144A, 9.75%, 2/15/2018		410,000	299,300
Targa Resources Partners LP:
144A, 4.125%, 11/15/2019		95,000	89,538
144A, 5.0%, 1/15/2018		660,000	653,400
TerraForm Power Operating LLC, 144A, 5.875%, 2/1/2023		440,000	418,000
Tesoro Corp., 4.25%, 10/1/2017		235,000	240,288
Triangle U.S.A. Petroleum Corp., 144A, 6.75%, 7/15/2022		175,000	105,000
Welltec A/S, 144A, 8.0%, 2/1/2019		200,000	181,500
Whiting Petroleum Corp.:
5.75%, 3/15/2021		460,000	411,700
6.25%, 4/1/2023		1,225,000	1,078,000
Williams Partners LP, 6.125%, 7/15/2022		380,000	387,359
WPX Energy, Inc.:
5.25%, 1/15/2017		1,015,000	994,700
7.5%, 8/1/2020		630,000	605,039
			22,691,498
Financials 7.3%
AerCap Aviation Solutions BV, 6.375%, 5/30/2017		790,000	829,500
AerCap Ireland Capital Ltd., 5.0%, 10/1/2021		155,000	160,231
Alliance Data Systems Corp., 144A, 5.25%, 12/1/2017		270,000	278,775
Banco Bradesco SA, 144A, 5.75%, 3/1/2022		920,000	903,900
CIT Group, Inc.:
3.875%, 2/19/2019		1,310,000	1,310,000
5.25%, 3/15/2018		645,000	669,994
CNO Financial Group, Inc.:
4.5%, 5/30/2020		95,000	97,850
5.25%, 5/30/2025		200,000	206,250
Credit Agricole SA, 144A, 7.875%, 1/29/2049		395,000	402,122
Denali Borrower LLC, 144A, 5.625%, 10/15/2020		365,000	374,125
E*TRADE Financial Corp.:
4.625%, 9/15/2023		245,000	245,000
5.375%, 11/15/2022		225,000	235,125
Equinix, Inc.:
(REIT), 5.375%, 1/1/2022		300,000	303,000
(REIT), 5.375%, 4/1/2023		765,000	766,912
(REIT), 5.75%, 1/1/2025		225,000	225,000
International Lease Finance Corp.:
3.875%, 4/15/2018		805,000	809,025
6.25%, 5/15/2019		345,000	371,737
Morgan Stanley, Series H, 5.45%, 7/29/2049		185,000	183,613
MPT Operating Partnership LP:
(REIT), 6.375%, 2/15/2022		335,000	353,006
(REIT), 6.875%, 5/1/2021		305,000	320,250
Neuberger Berman Group LLC, 144A, 5.875%, 3/15/2022		310,000	327,050
Seminole Tribe of Florida, Inc., 144A, 7.804%, 10/1/2020		300,000	320,250
Societe Generale SA, 144A, 7.875%, 12/29/2049		500,000	501,875
The Goldman Sachs Group, Inc., Series L, 5.7%, 12/29/2049		310,000	311,938
			10,506,528
Health Care 15.2%
Alere, Inc., 144A, 6.375%, 7/1/2023		255,000	261,375
Community Health Systems, Inc.:
5.125%, 8/15/2018		3,440,000	3,521,700
5.125%, 8/1/2021		65,000	66,788
6.875%, 2/1/2022		260,000	276,331
7.125%, 7/15/2020		1,830,000	1,935,225
Concordia Healthcare Corp., 144A, 7.0%, 4/15/2023		130,000	134,238
Endo Finance LLC:
144A, 5.375%, 1/15/2023		265,000	266,987
144A, 5.75%, 1/15/2022		260,000	265,850
Endo Ltd.:
144A, 6.0%, 7/15/2023		280,000	291,200
144A, 6.0%, 2/1/2025		185,000	190,088
Fresenius Medical Care U.S. Finance II, Inc.:
144A, 5.625%, 7/31/2019		250,000	270,000
144A, 6.5%, 9/15/2018		125,000	138,125
Fresenius Medical Care U.S. Finance, Inc., 144A, 5.75%, 2/15/2021		190,000	205,675
HCA, Inc.:
6.5%, 2/15/2020		3,645,000	4,027,725
7.5%, 2/15/2022		460,000	527,707
Hologic, Inc., 144A, 5.25%, 7/15/2022		130,000	132,438
IMS Health, Inc., 144A, 6.0%, 11/1/2020		275,000	282,562
LifePoint Health, Inc., 5.5%, 12/1/2021		325,000	338,609
Mallinckrodt International Finance SA, 144A, 4.875%, 4/15/2020		220,000	222,200
Par Pharmaceutical Companies, Inc., 7.375%, 10/15/2020		395,000	419,885
Tenet Healthcare Corp.:
144A, 3.786% **, 6/15/2020		245,000	246,348
6.25%, 11/1/2018		2,000,000	2,167,500
6.75%, 6/15/2023		510,000	525,300
Valeant Pharmaceuticals International, Inc.:
144A, 5.375%, 3/15/2020		465,000	473,137
144A, 5.875%, 5/15/2023		430,000	438,600
144A, 6.125%, 4/15/2025		1,310,000	1,349,300
144A, 6.375%, 10/15/2020		295,000	307,537
144A, 6.75%, 8/15/2018		1,155,000	1,208,419
144A, 7.5%, 7/15/2021		1,235,000	1,326,081
			21,816,930
Industrials 13.3%
ADT Corp.:
3.5%, 7/15/2022		175,000	156,678
5.25%, 3/15/2020		405,000	414,112
6.25%, 10/15/2021		185,000	191,013
Aerojet Rocketdyne Holdings, Inc., 7.125%, 3/15/2021		470,000	494,675
Aguila 3 SA, 144A, 7.875%, 1/31/2018		520,000	527,800
Apex Tool Group LLC, 144A, 7.0%, 2/1/2021		210,000	176,400
Artesyn Embedded Technologies, Inc., 144A, 9.75%, 10/15/2020		310,000	305,350
AWAS Aviation Capital Ltd., 144A, 7.0%, 10/17/2016		303,170	304,685
Belden, Inc., 144A, 5.5%, 9/1/2022		380,000	374,300
Bombardier, Inc.:
144A, 5.75%, 3/15/2022		265,000	197,425
144A, 6.0%, 10/15/2022		305,000	228,750
144A, 7.5%, 3/15/2025		125,000	94,688
144A, 7.75%, 3/15/2020		1,365,000	1,139,775
Casella Waste Systems, Inc., 7.75%, 2/15/2019		415,000	413,962
CNH Industrial Capital LLC, 3.25%, 2/1/2017		1,030,000	1,023,562
Covanta Holding Corp., 5.875%, 3/1/2024		260,000	253,500
CTP Transportation Products LLC, 144A, 8.25%, 12/15/2019		325,000	345,312
DigitalGlobe, Inc., 144A, 5.25%, 2/1/2021		155,000	148,800
DR Horton, Inc., 4.0%, 2/15/2020		120,000	120,600
EnerSys, 144A, 5.0%, 4/30/2023		65,000	62,725
Florida East Coast Holdings Corp., 144A, 6.75%, 5/1/2019		115,000	115,863
FTI Consulting, Inc., 6.0%, 11/15/2022		220,000	231,000
Garda World Security Corp., 144A, 7.25%, 11/15/2021		340,000	317,900
Gates Global LLC, 144A, 6.0%, 7/15/2022		225,000	183,398
Huntington Ingalls Industries, Inc., 144A, 5.0%, 12/15/2021		530,000	547,225
Masonite International Corp., 144A, 5.625%, 3/15/2023		270,000	271,350
Meritor, Inc.:
6.25%, 2/15/2024		255,000	247,031
6.75%, 6/15/2021		615,000	624,225
Moog, Inc., 144A, 5.25%, 12/1/2022		220,000	222,200
Navios Maritime Holdings, Inc., 144A, 7.375%, 1/15/2022		980,000	813,400
Nortek, Inc., 8.5%, 4/15/2021		235,000	251,744
OPE KAG Finance Sub, Inc., 144A, 7.875%, 7/31/2023		325,000	331,500
Oshkosh Corp.:
5.375%, 3/1/2022		195,000	196,950
5.375%, 3/1/2025		30,000	30,000
Ply Gem Industries, Inc., 6.5% , 2/1/2022		510,000	499,287
SBA Communications Corp., 5.625%, 10/1/2019		215,000	225,616
Spirit AeroSystems, Inc., 5.25%, 3/15/2022		340,000	350,625
Titan International, Inc., 6.875%, 10/1/2020		420,000	375,900
TransDigm, Inc.:
6.0%, 7/15/2022		305,000	300,471
6.5%, 7/15/2024		185,000	180,838
7.5%, 7/15/2021		1,400,000	1,491,000
Triumph Group, Inc., 5.25%, 6/1/2022		150,000	147,000
United Rentals North America, Inc.:
4.625%, 7/15/2023		210,000	206,588
6.125%, 6/15/2023		30,000	30,600
7.375%, 5/15/2020		1,490,000	1,581,262
7.625%, 4/15/2022		350,000	377,125
USG Corp., 144A, 5.5%, 3/1/2025		15,000	14,925
Wise Metals Group LLC, 144A, 8.75%, 12/15/2018		315,000	298,462
XPO Logistics, Inc.:
144A, 6.5%, 6/15/2022		310,000	305,350
144A, 7.875%, 9/1/2019		300,000	318,000
ZF North America Capital, Inc.:
144A, 4.5%, 4/29/2022		715,000	692,656
144A, 4.75%, 4/29/2025		285,000	270,038
			19,023,641
Information Technology 6.4%
ACI Worldwide, Inc., 144A, 6.375%, 8/15/2020		125,000	130,938
Activision Blizzard, Inc., 144A, 5.625%, 9/15/2021		1,045,000	1,098,556
Audatex North America, Inc.:
144A, 6.0%, 6/15/2021		390,000	380,819
144A, 6.125%, 11/1/2023		150,000	148,671
BMC Software Finance, Inc., 144A, 8.125%, 7/15/2021		210,000	171,675
Boxer Parent Co., Inc., 144A, 9.0%, 10/15/2019		370,000	273,800
Cardtronics, Inc., 5.125%, 8/1/2022		175,000	168,438
CDW LLC:
5.5%, 12/1/2024		445,000	440,550
6.0%, 8/15/2022		1,230,000	1,289,962
EarthLink Holdings Corp., 7.375%, 6/1/2020		285,000	297,112
Entegris, Inc., 144A, 6.0%, 4/1/2022		185,000	187,313
First Data Corp.:
144A, 6.75%, 11/1/2020		1,453,000	1,529,282
144A, 8.75%, 1/15/2022		565,000	594,662
Freescale Semiconductor, Inc., 144A, 6.0%, 1/15/2022		325,000	339,625
Infor U.S., Inc., 144A, 6.5%, 5/15/2022		285,000	267,188
Italics Merger Sub, Inc., 144A, 7.125%, 7/15/2023		130,000	125,748
Micron Technology, Inc., 144A, 5.25%, 8/1/2023		305,000	284,412
NCR Corp.:
5.875%, 12/15/2021		65,000	66,138
6.375%, 12/15/2023		165,000	169,331
NXP BV, 144A, 3.75%, 6/1/2018		720,000	726,300
Open Text Corp., 144A, 5.625%, 1/15/2023		245,000	245,000
Project Homestake Merger Corp., 144A, 8.875%, 3/1/2023		185,000	168,350
Sanmina Corp., 144A, 4.375%, 6/1/2019		30,000	30,113
			9,133,983
Materials 8.3%
ArcelorMittal SA, 5.125%, 6/1/2020		85,000	83,938
Ardagh Packaging Finance PLC:
144A, 3.286% **, 12/15/2019		390,000	382,200
144A, 6.75%, 1/31/2021		410,000	418,200
AVINTIV Specialty Materials, Inc., 7.75%, 2/1/2019		168,000	173,460
Ball Corp., 5.25%, 7/1/2025		325,000	323,375
Berry Plastics Corp., 5.5%, 5/15/2022		505,000	488,588
Cascades, Inc., 144A, 5.5%, 7/15/2022		175,000	168,000
Chemours Co.:
144A, 6.625%, 5/15/2023		600,000	522,000
144A, 7.0%, 5/15/2025		110,000	94,050
Clearwater Paper Corp., 144A, 5.375%, 2/1/2025		240,000	234,600
Coveris Holding Corp., 144A, 10.0%, 6/1/2018		245,000	254,800
Coveris Holdings SA, 144A, 7.875%, 11/1/2019		390,000	378,300
Crown Americas LLC, 6.25%, 2/1/2021		55,000	57,269
First Quantum Minerals Ltd., 144A, 7.0%, 2/15/2021		471,000	332,055
Greif, Inc., 7.75%, 8/1/2019		110,000	121,138
Hexion, Inc.:
6.625%, 4/15/2020		715,000	666,737
8.875%, 2/1/2018		85,000	73,950
Huntsman International LLC:
5.125%, 4/15/2021	EUR	225,000	256,902
8.625%, 3/15/2021		56,000	58,515
Kaiser Aluminum Corp., 8.25%, 6/1/2020		300,000	319,500
Novelis, Inc., 8.75%, 12/15/2020		1,330,000	1,326,675
Perstorp Holding AB, 144A, 8.75%, 5/15/2017		200,000	205,500
Plastipak Holdings, Inc., 144A, 6.5%, 10/1/2021		310,000	303,800
Platform Specialty Products Corp., 144A, 6.5%, 2/1/2022		280,000	271,132
Reynolds Group Issuer, Inc.:
5.75%, 10/15/2020		2,690,000	2,774,062
6.875%, 2/15/2021		580,000	607,550
Sealed Air Corp.:
144A, 4.875%, 12/1/2022		145,000	145,000
144A, 5.125%, 12/1/2024		75,000	75,890
Signode Industrial Group Lux SA, 144A, 6.375%, 5/1/2022		245,000	236,425
Tronox Finance LLC:
6.375%, 8/15/2020		240,000	196,800
144A, 7.5%, 3/15/2022		300,000	241,500
WR Grace & Co-Conn:
144A, 5.125%, 10/1/2021		120,000	121,500
144A, 5.625%, 10/1/2024		60,000	61,875
			11,975,286
Telecommunication Services 21.4%
Altice Financing SA:
144A, 6.5%, 1/15/2022		200,000	200,500
144A, 7.875%, 12/15/2019		245,000	256,025
Altice Finco SA, 144A, 9.875%, 12/15/2020		245,000	268,888
B Communications Ltd., 144A, 7.375%, 2/15/2021		330,000	353,100
CenturyLink, Inc.:
Series V, 5.625%, 4/1/2020		110,000	109,726
Series T, 5.8%, 3/15/2022		440,000	417,450
Series W, 6.75%, 12/1/2023		325,000	316,062
CommScope, Inc.:
144A, 4.375%, 6/15/2020		165,000	166,444
144A, 5.0%, 6/15/2021		305,000	301,248
CyrusOne LP:
6.375%, 11/15/2022		110,000	112,475
144A, 6.375%, 11/15/2022		295,000	301,637
Digicel Group Ltd.:
144A, 7.125%, 4/1/2022		315,000	274,444
144A, 8.25%, 9/30/2020		2,037,000	1,884,225
Digicel Ltd.:
144A, 6.75%, 3/1/2023		470,000	431,225
144A, 7.0%, 2/15/2020		200,000	199,000
Frontier Communications Corp.:
6.25%, 9/15/2021		185,000	168,887
6.875%, 1/15/2025		815,000	689,694
7.125%, 1/15/2023		1,475,000	1,331,925
8.25%, 4/15/2017		357,000	382,882
8.5%, 4/15/2020		610,000	626,775
Hughes Satellite Systems Corp.:
6.5%, 6/15/2019		1,062,000	1,157,580
7.625%, 6/15/2021		245,000	267,969
Intelsat Jackson Holdings SA:
5.5%, 8/1/2023		510,000	448,800
7.25%, 10/15/2020		725,000	696,906
7.5%, 4/1/2021		1,350,000	1,307,812
Level 3 Financing, Inc.:
5.375%, 8/15/2022		1,340,000	1,344,744
144A, 5.375%, 5/1/2025		265,000	256,056
6.125%, 1/15/2021		1,340,000	1,403,650
7.0%, 6/1/2020		415,000	436,787
Millicom International Cellular SA, 144A, 4.75%, 5/22/2020		370,000	354,275
Plantronics, Inc., 144A, 5.5%, 5/31/2023		130,000	130,650
Sprint Communications, Inc.:
144A, 7.0%, 3/1/2020		295,000	313,349
144A, 9.0%, 11/15/2018		995,000	1,108,181
Sprint Corp., 7.125%, 6/15/2024		1,395,000	1,289,943
T-Mobile U.S.A., Inc.:
6.125%, 1/15/2022		130,000	134,063
6.375%, 3/1/2025		661,000	675,542
6.464%, 4/28/2019		395,000	406,356
6.625%, 11/15/2020		260,000	269,100
6.625%, 4/1/2023		1,900,000	1,981,700
Telesat Canada, 144A, 6.0%, 5/15/2017		2,560,000	2,592,000
UPCB Finance IV Ltd., 144A, 5.375%, 1/15/2025		1,295,000	1,256,150
UPCB Finance V Ltd., 144A, 7.25%, 11/15/2021		49,500	53,151
UPCB Finance VI Ltd., 144A, 6.875%, 1/15/2022		378,000	402,097
Virgin Media Secured Finance PLC, 144A, 5.25%, 1/15/2026		625,000	606,250
Wind Acquisition Finance SA, 144A, 6.5%, 4/30/2020		225,000	236,813
Windstream Services LLC:
7.75%, 10/15/2020		70,000	62,300
7.75%, 10/1/2021		495,000	403,430
7.875%, 11/1/2017		1,710,000	1,786,950
Zayo Group LLC:
144A, 6.0%, 4/1/2023		240,000	239,688
144A, 6.375%, 5/15/2025		330,000	326,700
			30,741,604
Utilities 3.9%
AES Corp.:
3.283% **, 6/1/2019		205,000	202,950
8.0%, 6/1/2020		480,000	554,712
Calpine Corp.:
5.375%, 1/15/2023		290,000	279,763
5.75%, 1/15/2025		290,000	280,938
DPL, Inc., 6.5%, 10/15/2016		242,000	248,050
Dynegy, Inc.:
7.375%, 11/1/2022		320,000	331,200
7.625%, 11/1/2024		580,000	603,664
Energy Future Holdings Corp., Series Q, 6.5%, 11/15/2024 *		300,000	295,500
IPALCO Enterprises, Inc., 5.0%, 5/1/2018		715,000	757,900
NGL Energy Partners LP, 5.125%, 7/15/2019		230,000	212,750
NRG Energy, Inc.:
6.25%, 5/1/2024		1,455,000	1,382,250
7.875%, 5/15/2021		260,000	268,450
Talen Energy Supply LLC, 144A, 4.625%, 7/15/2019		115,000	108,675
			5,526,802
Total Corporate Bonds (Cost $173,994,127)			169,312,328
Government & Agency Obligation 0.5%
Other Government Related (b)
VTB Bank OJSC, 144A, 6.315%, 2/22/2018 (Cost $750,000)		750,000	754,500
Loan Participations and Assignments 18.2%
Senior Loans **
Consumer Discretionary 4.9%
Avis Budget Car Rental LLC, Term Loan B, 3.0%, 3/15/2019		618,920	618,684
CSC Holdings, Inc., Term Loan B, 2.698%, 4/17/2020		2,414,836	2,386,921
Goodyear Tire & Rubber Co., Second Lien Term Loan, 3.75%, 4/30/2019		1,991,667	2,000,370
Hilton Worldwide Finance LLC, Term Loan B2, 3.5%, 10/26/2020		1	1
Petco Animal Supplies, Inc., Term Loan, 4.0%, 11/24/2017		400,226	400,114
Polymer Group, Inc., First Lien Term Loan, 5.25%, 12/19/2019		699,416	700,874
Quebecor Media, Inc., Term Loan B1, 3.25%, 8/17/2020		896,700	881,573
			6,988,537
Consumer Staples 1.0%
Albertson's LLC, Term Loan B2, 5.375%, 3/21/2019		929,117	930,279
Pinnacle Foods Finance LLC, Term Loan G, 3.0%, 4/29/2020		294,032	292,894
Vogue International, Inc., Term Loan, 5.75%, 2/14/2020		281,438	283,021
			1,506,194
Financials 0.3%
Alliance Mortgage Cycle Loan, Term Loan A, 9.5%, 6/15/2010 *		466,667	0
Asurion LLC, Second Lien Term Loan, 8.5%, 3/3/2021		390,000	383,499
			383,499
Health Care 2.5%
Amsurg Corp., First Lien Term Loan B, 3.75%, 7/16/2021		351,450	351,933
Community Health Systems, Inc.:
Term Loan G, 3.75%, 12/31/2019		132,132	132,180
Term Loan H, 4.0%, 1/27/2021		243,118	244,045
DaVita HealthCare Partners, Inc., Term Loan B, 3.5%, 6/24/2021		584,100	584,223
Par Pharmaceutical Companies, Inc., Term Loan B2, 4.0%, 9/30/2019		750,837	751,025
Valeant Pharmaceuticals International, Inc.:
Term Loan B, 3.5%, 2/13/2019		874,220	873,044
Term Loan B, 3.75%, 12/11/2019		741,373	740,191
			3,676,641
Industrials 2.3%
BE Aerospace, Inc., Term Loan B, 4.0%, 12/16/2021		281,455	283,319
Ply Gem Industries, Inc., Term Loan, 4.0%, 2/1/2021		385,125	381,948
Transdigm, Inc., Term Loan C, 3.75%, 2/28/2020		1,354,485	1,343,120
WP CPP Holdings LLC, Term Loan B3, 4.5%, 12/28/2019		1,322,964	1,317,593
			3,325,980
Information Technology 1.1%
First Data Corp., Term Loan, 4.2%, 3/24/2021		1,215,000	1,215,212
Freescale Semiconductor, Inc., Term Loan B4, 4.25%, 2/28/2020		385,113	385,113
			1,600,325
Materials 2.4%
American Rock Salt Holdings LLC, First Lien Term Loan, 4.75%, 5/20/2021		1,331,550	1,324,060
Axalta Coating Systems U.S. Holdings, Inc., Term Loan, 3.75%, 2/1/2020		1,155,776	1,153,326
Berry Plastics Holding Corp., Term Loan D, 3.5%, 2/8/2020		979,950	967,156
			3,444,542
Telecommunication Services 1.6%
DigitalGlobe, Inc., Term Loan B, 3.75%, 1/31/2020		39,100	39,019
Level 3 Financing, Inc.:
Term Loan B2, 3.5%, 5/31/2022		560,000	555,276
Term Loan B, 4.0%, 1/15/2020		1,020,000	1,021,117
Syniverse Holdings, Inc., Term Loan B, 4.0%, 4/23/2019		673,817	625,808
			2,241,220
Utilities 2.1%
Calpine Corp., Term Loan B5, 3.5%, 5/27/2022		2,100,000	2,078,024
NRG Energy, Inc., Term Loan B, 2.75%, 7/2/2018		953,063	941,349
			3,019,373
Total Loan Participations and Assignments (Cost $26,765,179)			26,186,311
Convertible Bond 0.8%
Materials
GEO Specialty Chemicals, Inc., 144A, 7.5%, 10/30/2018 (Cost $765,087)		776,436	1,080,178
Preferred Security 0.5%
Materials
Hercules, Inc., 6.5%, 6/30/2029 (Cost $429,245)		810,000	747,225
		Shares	Value ($)

Common Stocks 0.0%
Consumer Discretionary 0.0%
Dawn Holdings, Inc.* (c)		12	17,632
Industrials 0.0%
Congoleum Corp.*		14,300	0
Quad Graphics, Inc.		176	2,541
			2,541
Materials 0.0%
GEO Specialty Chemicals, Inc.*		85,760	45,805
GEO Specialty Chemicals, Inc. 144A*		1,283	685
Total Common Stocks (Cost $198,936)			66,663
Preferred Stock 0.3%
Consumer Discretionary
Ally Financial, Inc. Series G, 144A, 7.0% (Cost $333,475)		359	364,800
Warrant 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (Cost $124,997)		775	2,159
Cash Equivalents 0.7%
Central Cash Management Fund, 0.11% (d) (Cost $1,020,572)		1,020,572	1,020,572
		% of Net Assets	Value ($)
Total Investment Portfolio (Cost $204,381,618) †		139.0	199,534,736
Other Assets and Liabilities, Net		2.6	3,695,724
Notes Payable		(41.6)	(59,680,000)
Net Assets		100.0	143,550,460

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
The following table represents bonds and senior loans that are in default:

Security	Coupon	Maturity Date	Principal Amount		Cost ($)	Value ($)
Alliance Mortgage Cycle Loan*	9.5%	6/15/2010	466,667	USD	467,631	0
Energy Future Holdings Corp.*	6.5%	11/15/2024	300,000	USD	182,153	295,500
					649,784	295,500

*	Non-income producing security.
**	Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of August 31, 2015.
†	The cost for federal income tax purposes was $205,157,667. At August 31, 2015, net unrealized depreciation for all securities based on tax cost was $5,622,931. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $2,967,090 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $8,590,021.
(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	Government-backed debt issued by financial companies or government sponsored enterprises.
(c)	The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities"). Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933. The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security. Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Schedule of Restricted Securities	Acquisition Date	Cost ($)	Value ($)	Value as % of Net Assets
Dawn Holdings, Inc.*	August 2013	43,975	17,632	0.01

(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
REIT: Real Estate Investment Trust
At August 31, 2015, open credit default swap contracts sold were as follows:

Bilateral Swaps

Effective/ Expiration Date	Notional Amount ($) (e)	Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (f)	Value ($)	Upfront Payments Paid ($)	Unrealized Appreciation ($)
3/20/2015 6/20/2020	330,000[1]	5.0%	CCO Holdings LLC, 7.375%, 6/1/2020, BB-	32,557	30,464	2,093
12/22/2014 3/20/2020	435,000[2]	5.0%	General Motors Corp., 6.25%, 10/2/2043, BBB-	68,521	63,020	5,501
6/20/2013 9/20/2018	750,000[3]	5.0%	Sprint Communications, Inc., 6.0%, 12/1/2016, B+	45,655	27,209	18,446
Total unrealized appreciation					26,040

(e)	The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation, if any.
(f)	The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings and are unaudited.
Counterparties:
1	Barclays Bank PLC
2	Credit Suisse
3	Bank of America
As of August 31, 2015, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
EUR	232,315	USD	256,199	10/16/2015	(4,678)	Citigroup, Inc.

Currency Abbreviations
EUR	Euro	USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2015 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (g)
Corporate Bonds	$—	$169,312,328	$—	$169,312,328
Government & Agency Obligation	—	754,500	—	754,500
Loan Participations and Assignments	—	26,186,311	0	26,186,311
Convertible Bond	—	—	1,080,178	1,080,178
Preferred Security	—	747,225	—	747,225
Common Stocks (g)	2,541	—	64,122	66,663
Preferred Stock	—	364,800	—	364,800
Warrant	—	—	2,159	2,159
Short-Term Investments	1,020,572	—	—	1,020,572
Derivatives (h)
Credit Default Swap Contracts	$—	$26,040	$—	$26,040
Total	$1,023,113	$197,391,204	$1,146,459	$199,560,776

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (h)
Forward Foreign Currency Exchange Contracts	$—	$(4,678)	$—	$(4,678)
Total	$—	$(4,678)	$—	$(4,678)

During the period ended August 31, 2015, the amount of transfers between Level 3and Level 2 was $283,221. The investment was transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs.

Transfers between price levels are recognized at the beginning of the reporting period.

(g)	See Investment Portfolio for additional detailed categorizations.
(h)	Derivatives include value of unrealized appreciation (depreciation) on open credit default swap contracts and forward foreign currency exchange contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of August 31, 2015 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Swaps	Forward Currency Contracts
Credit Contracts	$ 26,040	$
Foreign Exchange Contracts	$	$ (4,678)

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche High Income Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	October 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	October 23, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	October 23, 2015